Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Major Components of Income Tax Expenses

The major components of income tax expenses for the years ended December 31, 2018, 2017 and 2016 are:

	2018	2017	2016
	US$’000	US$’000	US$’000
Consolidated income statements
Current income tax:
Current income tax charge	4,068	4,785	(681)
Previously unrecognized tax loss used to reduce current income tax	(128)	(1,066)	(21)
Adjustments for current income tax of prior years	1	348	77
Total current income tax	3,941	4,067	(625)
Deferred tax expenses/(benefits):
Relating to origination and reversal of temporary differences	243	1,210	1,135
Relating to change in tax rate	—	—	—
Previously unrecognized tax loss used to reduce deferred tax expenses	(298)	(137)	—
Total deferred tax expenses/(benefits)	(55)	1,073	1,135
Income tax expense reported in the income statement	3,886	5,140	510

Consolidated statements of comprehensive income
Deferred tax related to items recognized in other comprehensive income during the year:
Change in the fair value of equity instrument measured at fair value through other comprehensive income
Recognized during the year	(84)	(16)	(20)
Effect of change in tax rate	—	—	—
Net loss on actuarial gains and losses
Recognized during the year	(82)	(154)	—
Effect of change in tax rate	—	—	—
Income tax benefits charged to other comprehensive (loss) income	(166)	(170)	(20)

Reconciliation of Statutory Tax Rate and Effective Tax Rate	The reconciliation of the statutory tax rate and the Company’s effective tax rate is as follows:
	2018	2017	2016
	US$’000	US$’000	US$’000
Profit before tax	11,332	18,668	6,535
Tax at statutory rate of 20% (2017: 20%; 2016: 20%)	2,266	3,734	1,307
Foreign income taxed at different rate	697	1,151	599
Expenses not deductible for tax purpose	(33)	600	225
Utilization of previously unrecognized tax losses	(128)	(1,066)	(21)
Tax benefit arising from previously unrecognized tax losses	(298)	(137)	—
Net deferred tax asset not recognized	679	78	1,305
Written-off deferred tax	(4)	10	(678)
Tax exempt on income	(135)	(245)	(21)
Uncertain tax position	11	(270)	(3,010)
Return to provision adjustment	1	348	77
Deferred tax liability arising from undistributed earnings	578	602	681
Withholding tax on dividends	270	349	118
Others	(18)	(14)	(72)
Income tax expense reported in income statement	3,886	5,140	510

Summary of Deferred Tax

Deferred tax relates to the following:

	Consolidated balance sheet		Consolidated income statement
	As of December 31,		For the year ended Decembers 31,
	2018	2017	2018	2017	2016
	US$’000	US$’000	US$’000	US$’000	US$’000
Outside basis differences	(3,614)	(3,036)	578	602	(269)
Revaluations of financial assets at fair value through other comprehensive income (2017: Revaluations of available-for-sale investment to fair value)	(345)	(429)	—	—	—
Accrued interest income	(154)	(141)	12	11	39
Unutilized building allowance (net)	(133)	(235)	(95)	11	119
Unused tax losses	644	197	(459)	455	133
Allowance for doubtful accounts	290	200	(97)	(25)	(36)
Inventory impairment	657	422	(236)	(161)	714
Allowance for impairment in investments	—	—	0	0	382
Rebates and other accrued liabilities	426	427	(38)	(6)	171
Unpaid retirement benefits	1,353	1,291	(54)	(62)	(47)
Deferred revenue and cost of sales	16	2	(14)	393	(62)
Actuarial loss	450	368	—	—	—
Unabsorbed depreciation	701	699	(55)	(45)	34
Mark-to-Market value of forward contract	28	—	(28)	—	—
Others	(325)	103	431	(100)	(43)
Deferred tax expenses / (benefits)			(55)	1,073	1,135
Net deferred tax assets	(6)	(132)

Disclosure Of Reconciliation Of Changes In Deferred Tax Liability Asset Explanatory

Reconciliation of deferred tax assets, net

	2018	2017	2016
	US$’000	US$’000	US$’000
Opening balance as of January 1	(132)	526	1,601
Tax benefit/(expenses) during the period recognized in profit or loss	55	(1,073)	(1,135)
Tax benefit/(expenses) during the period recognized in other comprehensive income	166	170	20
Exchange difference on translation foreign operations	(95)	245	40
Closing balance as of December 31	(6)	(132)	526

Year of Expiration and Amount of Available Unused Net Operating Losses

The Company has available unused net operating losses which arose in Thailand, China, Hong Kong, Singapore and Australia as of December 31, 2018, and arose in Thailand, China and Hong Kong as of December 31, 2017, that may be applied against future taxable income and that expire as follows respectively:

	As of December 31,
Year of expiration	2018	2017
	US$’000	US$’000
2018	—	891
2019	784	802
2020	3,020	4,601
2021	5,121	5,220
2022	2,105	1,399
2023	4,760	—
No expiration	972	843
	16,762	13,756

Reconciliation of Beginning and Ending Amounts of Uncertain Tax Position

A reconciliation of the beginning and ending amounts of uncertain tax position is as follows:

Change in Uncertain Tax Positions
	2018	2017	2016
	US$’000	US$’000	US$’000
Balance as of January 1	706	828	1,856
Additions based on tax positions related to the current year	—	—	—
Decrease due to lapses in statute of limitations	—	(175)	(923)
Exchange difference	(32)	53	(105)
Balance as of December 31	674	706	828

Accrued Interest and Penalties on Uncertain Tax Position	The amount of related interest and penalties the Company has provided as of the dates listed below were:

	As of December 31,
	2018	2017	2016
	US$’000	US$’000	US$’000
Accrued interest on uncertain tax position	867	800	897
Accrued penalties on uncertain tax position	461	486	535
Total accrued interest and penalties on uncertain tax position	1,328	1,286	1,432